Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Jan. 30, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Senior Notes [Member]	Jan. 30, 2012 Continental Cement Company, L.L.C. [Member] Senior Notes [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member]	Jan. 31, 2012 Senior Secured Credit Facility, Revolver [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Senior Secured Credit Facility [Member]	Dec. 29, 2012 Senior Secured Credit Facility [Member]	Dec. 28, 2013 Senior Secured Credit Facility [Member] Continental Cement Company, L.L.C. [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Debt due to Summit Materials	$ 669,890,000							$ 155,608,000	$ 156,400,000
Interest costs incurred	56,443,000	58,079,000	47,784,000					11,053,000	12,622,000	14,621,000
Interest rate - revolving credit commitments															3.70%
Refinance of Summit Materials consolidated outstanding indebtedness							142,700,000
Long term debt due to Summit Materials							156,800,000		156,842,000		60,300,000							95,300,000
Charge on earnings related to financing fees on debt repaid	3,256,000	3,266,000	2,335,000					300,000
Maturity date				Jan. 31, 2020							Jan. 31, 2020					Jan. 30, 2019		Jan. 30, 2019
Maturity date of debt instrument													Jan. 30, 2017		Jan. 30, 2017
Debt instrument, face amount				250,000,000	250,000,000	250,000,000						250,000,000		150,000,000	150,000,000	419,900,000	419,900,000
Maximum borrowing capacity on credit facility																$ 422,000,000		$ 422,000,000
Interest rate						10.50%						10.50%